                      VINTAGE II VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2010
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Vintage II Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio -- Service Class            Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2             Met/Templeton Growth Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I           METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Equity           BlackRock Aggressive Growth
     Income Builder Portfolio -- Class II             Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class E
     Value Portfolio -- Class I                    BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Mid Cap             Portfolio -- Class A
     Core Portfolio -- Class I                     BlackRock Money Market Portfolio -- Class E
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Western Asset Variable                MetLife Aggressive Allocation
     Adjustable Rate                                  Portfolio -- Class B
  Income Portfolio                                 MetLife Conservative Allocation
  Legg Mason Western Asset Variable High              Portfolio -- Class B
     Income Portfolio                              MetLife Conservative to Moderate Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    SUMMARY:

                           VINTAGE II VARIABLE ANNUITY

WHO CAN PURCHASE THIS CONTRACT? Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                    FEE TABLE

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.15% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge.......................         1.15%(5)         1.25%(5)         1.40%(5)
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.30%            1.40%            1.55%
Optional E.S.P. Charge..................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.50%            1.60%            1.75%
Optional GMWB I Charge (maximum upon reset).............         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge (maximum upon reset)............         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.30%            2.40%            2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.30%            2.40%            2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.55%            1.65%            1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.50%            2.60%            2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.50%            2.60%            2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         1.75%            1.85%            2.00%


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.49%      1.42%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                  DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE
                                                     AND/OR                                     ANNUAL        WAIVER
                                      MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT
---------------                       ----------  ------------  --------  ------------------  ---------  ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund...........................     0.54%        0.25%       0.03%            --            0.82%           --
  American Funds Growth Fund........     0.33%        0.25%       0.02%            --            0.60%           --
  American Funds Growth-Income
     Fund...........................     0.28%        0.25%       0.01%            --            0.54%           --
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio -- Service
     Class..........................     0.56%        0.10%       0.11%            --            0.77%           --
  Mid Cap Portfolio -- Service Class
     2..............................     0.56%        0.25%       0.12%            --            0.93%           --
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST -- CLASS
  2
  Franklin Income Securities Fund...     0.45%        0.25%       0.02%            --            0.72%           --
  Franklin Small-Mid Cap Growth
     Securities Fund++..............     0.51%        0.25%       0.30%          0.01%           1.07%         0.01%
  Templeton Foreign Securities
     Fund...........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.01%
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio..............     0.64%        0.25%       0.06%            --            0.95%           --
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I#..........     0.75%          --        0.06%            --            0.81%           --
  Legg Mason ClearBridge Variable
     Appreciation Portfolio -- Class
     I..............................     0.72%          --        0.05%            --            0.77%           --
  Legg Mason ClearBridge Variable
     Capital Portfolio++............     0.75%        0.25%       0.14%            --            1.14%         0.14%
  Legg Mason ClearBridge Variable
     Dividend Strategy
     Portfolio++#...................     0.65%          --        0.41%            --            1.06%         0.11%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II..........     0.75%        0.25%       0.10%            --            1.10%           --
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I++.........     0.75%          --        0.05%            --            0.80%           --
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I++#........     0.75%          --        0.10%            --            0.85%           --

                                                  DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE
                                                     AND/OR                                     ANNUAL        WAIVER
                                      MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT
---------------                       ----------  ------------  --------  ------------------  ---------  ---------------
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I...........     0.65%          --        0.06%            --            0.71%           --
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio -- Class
     I#.............................     0.75%          --        0.24%            --            0.99%         0.04%
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I++.........     0.75%          --        0.17%            --            0.92%           --
  Legg Mason Global Currents
     Variable International All Cap
     Opportunity Portfolio++#.......     0.85%          --        0.25%            --            1.10%           --
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable
     Adjustable Rate Income
     Portfolio#.....................     0.55%        0.25%       0.56%            --            1.36%         0.36%
  Legg Mason Western Asset Variable
     Diversified Strategic Income
     Portfolio++....................     0.65%          --        0.30%            --            0.95%           --
  Legg Mason Western Asset Variable
     High Income Portfolio#.........     0.60%          --        0.15%            --            0.75%           --
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E...........     0.59%        0.15%       0.06%            --            0.80%           --
  Clarion Global Real Estate
     Portfolio -- Class A...........     0.64%          --        0.09%            --            0.73%           --
  Dreman Small Cap Value
     Portfolio -- Class A...........     0.79%          --        0.10%            --            0.89%           --
  Harris Oakmark International
     Portfolio -- Class A...........     0.79%          --        0.05%            --            0.84%           --
  Invesco Small Cap Growth
     Portfolio -- Class A...........     0.86%          --        0.04%            --            0.90%           --
  Janus Forty Portfolio -- Class A..     0.64%          --        0.04%            --            0.68%           --
  Lazard Mid Cap Portfolio -- Class
     B..............................     0.70%        0.25%       0.04%            --            0.99%           --
  Lord Abbett Growth and Income
     Portfolio -- Class B...........     0.53%        0.25%       0.03%            --            0.81%           --
  Lord Abbett Mid Cap Value
     Portfolio -- Class B...........     0.68%        0.25%       0.08%            --            1.01%           --
  Met/Templeton Growth
     Portfolio -- Class B...........     0.69%        0.25%       0.18%            --            1.12%         0.07%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B...........     0.99%        0.25%       0.18%            --            1.42%           --
  MFS(R) Research International
     Portfolio -- Class B++.........     0.71%        0.25%       0.10%            --            1.06%           --
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++.........     0.70%        0.25%       0.20%            --            1.15%           --
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...........     0.48%          --        0.05%            --            0.53%           --
  PIMCO Total Return
     Portfolio -- Class B...........     0.48%        0.25%       0.04%            --            0.77%           --
  Pioneer Fund Portfolio -- Class
     A..............................     0.66%          --        0.08%            --            0.74%           --
  Pioneer Strategic Income
     Portfolio -- Class A...........     0.60%          --        0.06%            --            0.66%           --
  Third Avenue Small Cap Value
     Portfolio -- Class B...........     0.74%        0.25%       0.04%            --            1.03%           --
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...........     0.73%        0.10%       0.06%            --            0.89%           --
  BlackRock Bond Income
     Portfolio -- Class E...........     0.38%        0.15%       0.05%            --            0.58%         0.03%
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A...........     0.73%          --        0.10%            --            0.83%         0.01%
  BlackRock Money Market
     Portfolio -- Class E...........     0.32%        0.15%       0.02%            --            0.49%         0.01%
  FI Value Leaders
     Portfolio -- Class D...........     0.67%        0.10%       0.10%            --            0.87%           --
  Jennison Growth Portfolio -- Class
     A++............................     0.62%          --        0.04%            --            0.66%         0.04%
  MetLife Aggressive Allocation
     Portfolio -- Class B...........     0.10%        0.25%       0.04%          0.74%           1.13%         0.04%
  MetLife Conservative Allocation
     Portfolio -- Class B...........     0.10%        0.25%       0.02%          0.58%           0.95%         0.02%
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B..............................     0.09%        0.25%       0.01%          0.63%           0.98%           --

                                                  DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE
                                                     AND/OR                                     ANNUAL        WAIVER
                                      MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT
---------------                       ----------  ------------  --------  ------------------  ---------  ---------------
  MetLife Moderate Allocation
     Portfolio -- Class B...........     0.07%        0.25%         --           0.67%           0.99%           --
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B..............................     0.07%        0.25%         --           0.71%           1.03%           --
  MetLife Stock Index
     Portfolio -- Class B...........     0.25%        0.25%       0.03%            --            0.53%         0.01%
  MFS(R) Total Return
     Portfolio -- Class F...........     0.54%        0.20%       0.06%            --            0.80%           --
  MFS(R) Value Portfolio -- Class
     A..............................     0.71%          --        0.03%            --            0.74%         0.08%
  Oppenheimer Global Equity
     Portfolio -- Class B...........     0.53%        0.25%       0.11%            --            0.89%           --
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++.........     0.60%        0.25%       0.07%            --            0.92%           --
                                       NET TOTAL
                                        ANNUAL
                                       OPERATING
UNDERLYING FUND                       EXPENSES**
---------------                       ----------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund...........................     0.82%
  American Funds Growth Fund........     0.60%
  American Funds Growth-Income
     Fund...........................     0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio -- Service
     Class..........................     0.77%
  Mid Cap Portfolio -- Service Class
     2..............................     0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST -- CLASS
  2
  Franklin Income Securities Fund...     0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++..............     1.06%(1)
  Templeton Foreign Securities
     Fund...........................     1.05%(1)
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio..............     0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I#..........     0.81%(2)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio -- Class
     I..............................     0.77%(2)
  Legg Mason ClearBridge Variable
     Capital Portfolio++............     1.00%(3)
  Legg Mason ClearBridge Variable
     Dividend Strategy
     Portfolio++#...................     0.95%(4)
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II..........     1.10%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I++.........     0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I++#........     0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I...........     0.71%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio -- Class
     I#.............................     0.95%(4)
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I++.........     0.92%
  Legg Mason Global Currents
     Variable International All Cap
     Opportunity Portfolio++#.......     1.10%(2)
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable
     Adjustable Rate Income
     Portfolio#.....................     1.00%(3)
  Legg Mason Western Asset Variable
     Diversified Strategic Income
     Portfolio++....................     0.95%
  Legg Mason Western Asset Variable
     High Income Portfolio#.........     0.75%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E...........     0.80%
  Clarion Global Real Estate
     Portfolio -- Class A...........     0.73%
  Dreman Small Cap Value
     Portfolio -- Class A...........     0.89%
  Harris Oakmark International
     Portfolio -- Class A...........     0.84%
  Invesco Small Cap Growth
     Portfolio -- Class A...........     0.90%
  Janus Forty Portfolio -- Class A..     0.68%
  Lazard Mid Cap Portfolio -- Class
     B..............................     0.99%
  Lord Abbett Growth and Income
     Portfolio -- Class B...........     0.81%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B...........     1.01%
  Met/Templeton Growth
     Portfolio -- Class B...........     1.05%(5)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B...........     1.42%
  MFS(R) Research International
     Portfolio -- Class B++.........     1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++.........     1.15%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...........     0.53%
  PIMCO Total Return
     Portfolio -- Class B...........     0.77%
  Pioneer Fund Portfolio -- Class
     A..............................     0.74%
  Pioneer Strategic Income
     Portfolio -- Class A...........     0.66%
  Third Avenue Small Cap Value
     Portfolio -- Class B...........     1.03%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...........     0.89%
  BlackRock Bond Income
     Portfolio -- Class E...........     0.55%(6)
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A...........     0.82%(7)
  BlackRock Money Market
     Portfolio -- Class E...........     0.48%(8)
  FI Value Leaders
     Portfolio -- Class D...........     0.87%
  Jennison Growth Portfolio -- Class
     A++............................     0.62%(9)
  MetLife Aggressive Allocation
     Portfolio -- Class B...........     1.09%(10)
  MetLife Conservative Allocation
     Portfolio -- Class B...........     0.93%(10)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B..............................     0.98%(11)
  MetLife Moderate Allocation
     Portfolio -- Class B...........     0.99%(11)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B..............................     1.03%(11)
  MetLife Stock Index
     Portfolio -- Class B...........     0.52%(12)
  MFS(R) Total Return
     Portfolio -- Class F...........     0.80%
  MFS(R) Value Portfolio -- Class
     A..............................     0.66%(13)
  Oppenheimer Global Equity
     Portfolio -- Class B...........     0.89%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++.........     0.92%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
# Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.
(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2)   Other Expenses have been restated to reflect current fees.
(3) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.
(4) Other Expenses have been restated to reflect current fees. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 fees) to 0.80%.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds. In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.11% and net annual operating expenses would have been 0.44%.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.
(11) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
                                                                         Subadviser: Franklin Templeton
                                                                         Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks capital appreciation           Legg Mason Partners Fund Advisor,
  Capital Portfolio++               through investment in securities     LLC
                                    which the portfolio managers         Subadviser: ClearBridge Advisors,
                                    believe have above-average           LLC
                                    capital appreciation potential.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks capital appreciation,          Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio++     principally through investments      LLC
                                    in dividend-paying stocks.           Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Global Currents          Seeks total return on assets from    Legg Mason Partners Fund Advisor,
  Variable International All Cap    growth of capital and income.        LLC
  Opportunity Portfolio++                                                Subadviser: Global Currents
                                                                         Investment Management, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks to provide high current        Legg Mason Partners Fund Advisor,
  Adjustable Rate Income            income and to limit the degree of    LLC
  Portfolio                         fluctuation of its net asset         Subadviser: Western Asset
                                    value resulting from movements in    Management Company
                                    interest rates.
Legg Mason Western Asset Variable   Seeks high current income.           Legg Mason Partners Fund Advisor,
  Diversified Strategic Income                                           LLC
  Portfolio++                                                            Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
Legg Mason Western Asset Variable   Seeks high current income.           Legg Mason Partners Fund Advisor,
  High Income Portfolio             Secondarily, seeks capital           LLC
                                    appreciation.                        Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities, L.P.
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, L.L.C.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Growth and Income       Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and income without excessive         Subadviser: Lord, Abbett & Co.
                                    fluctuation in market value.         LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments primarily in     Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management, Inc.
PIMCO Inflation Protected Bond      Seeks to provide maximum real        MetLife Advisers, LLC
  Portfolio -- Class A              return, consistent with              Subadviser: Pacific Investment
                                    preservation of capital and          Management Company LLC
                                    prudent investment management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Aggressive Allocation       Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation     Seeks high level of current          MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Global Currents Variable International All Cap Opportunity Portfolio, Legg Mason Western Asset Variable Diversified Strategic Income Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Met/Templeton Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                                    APPENDIX

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable Rate    Legg Mason Western Asset Variable
     Income Portfolio                                Adjustable Rate Income Portfolio
  Legg Mason Partners Variable Diversified        Legg Mason Western Asset Variable
     Strategic Income Portfolio                      Diversified Strategic Income Portfolio
  Legg Mason Partners Variable High Income        Legg Mason Western Asset Variable High
     Portfolio                                       Income Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive         Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                                Growth Portfolio
  Legg Mason Partners Variable Appreciation       Legg Mason ClearBridge Variable
     Portfolio                                       Appreciation Portfolio
  Legg Mason Partners Variable Capital and        Legg Mason ClearBridge Variable Equity
     Income Portfolio                                Income Builder Portfolio
  Legg Mason Partners Variable Capital            Legg Mason ClearBridge Variable Capital
     Portfolio                                       Portfolio
  Legg Mason Partners Variable Dividend           Legg Mason ClearBridge Variable Dividend
     Strategy Portfolio                              Strategy Portfolio
  Legg Mason Partners Variable Fundamental        Legg Mason ClearBridge Variable Fundamental
     Value Portfolio                                 All Cap Value Portfolio
  Legg Mason Partners Variable International      Legg Mason Global Currents Variable
     All Cap Opportunity Portfolio                   International All Cap Opportunity
                                                     Portfolio
  Legg Mason Partners Variable Investors          Legg Mason ClearBridge Variable Large Cap
     Portfolio                                       Value Portfolio
  Legg Mason Partners Variable Large Cap          Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                                Growth Portfolio
  Legg Mason Partners Variable Mid Cap Core       Legg Mason ClearBridge Variable Mid Cap
     Portfolio                                       Core Portfolio
  Legg Mason Partners Variable Small Cap          Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                                Growth Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Van Kampen Mid Cap Growth Portfolio             Morgan Stanley Mid Cap Growth Portfolio
  Met/AIM Small Cap Growth Portfolio              Invesco Small Cap Growth Portfolio


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       MET INVESTORS SERIES TRUST
  Legg Mason Partners Variable Global Equity    Met/Templeton Growth Portfolio
     Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Money Market     BlackRock Money Market Portfolio
     Portfolio

                VINTAGE II (SERIES II) VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2010
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Vintage II (Series II) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio -- Service Class            Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2             Met/Templeton Growth Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I           METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Equity           BlackRock Aggressive Growth
     Income Builder Portfolio -- Class II             Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class E
     Value Portfolio -- Class I                    BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Mid Cap             Portfolio -- Class A
     Core Portfolio -- Class I                     BlackRock Money Market Portfolio -- Class E
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Western Asset Variable                MetLife Aggressive Allocation
     Adjustable Rate                                  Portfolio -- Class B
  Income Portfolio                                 MetLife Conservative Allocation
  Legg Mason Western Asset Variable High              Portfolio -- Class B
     Income Portfolio                              MetLife Conservative to Moderate Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    SUMMARY:

                     VINTAGE II (SERIES II) VARIABLE ANNUITY

WHO CAN PURCHASE THIS CONTRACT? Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                    FEE TABLE

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge.......................         1.25%(5)         1.35%(5)         1.55%(5)
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.40%            1.50%            1.70%
Optional E.S.P. Charge..................................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.55%            1.65%            1.85%
Optional GMAB Charge....................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         1.90%            2.00%            2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(6)......................................         2.05%            2.15%            2.35%
Optional GMWB I Charge (maximum upon reset).............         1.00%(7)         1.00%(7)         1.00%(7)
Optional GMWB II Charge (maximum upon reset)............         1.00%(7)         1.00%(7)         1.00%(7)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.40%            2.50%            2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.40%            2.50%            2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.65%            1.75%            1.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.55%            2.65%            2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.55%            2.65%            2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         1.80%            1.90%            2.10%


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.
(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.49%      1.42%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                  DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE
                                                     AND/OR                                     ANNUAL        WAIVER
                                      MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT
---------------                       ----------  ------------  --------  ------------------  ---------  ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund...........................     0.54%        0.25%       0.03%            --            0.82%           --
  American Funds Growth Fund........     0.33%        0.25%       0.02%            --            0.60%           --
  American Funds Growth-Income
     Fund...........................     0.28%        0.25%       0.01%            --            0.54%           --
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio -- Service
     Class..........................     0.56%        0.10%       0.11%            --            0.77%           --
  Mid Cap Portfolio -- Service Class
     2..............................     0.56%        0.25%       0.12%            --            0.93%           --
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST -- CLASS
  2
  Franklin Income Securities Fund...     0.45%        0.25%       0.02%            --            0.72%           --
  Franklin Small-Mid Cap Growth
     Securities Fund++..............     0.51%        0.25%       0.30%          0.01%           1.07%         0.01%
  Templeton Foreign Securities
     Fund...........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.01%
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio..............     0.64%        0.25%       0.06%            --            0.95%           --
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I++.........     0.75%          --        0.06%            --            0.81%           --
  Legg Mason ClearBridge Variable
     Appreciation Portfolio -- Class
     I..............................     0.72%          --        0.05%            --            0.77%           --
  Legg Mason ClearBridge Variable
     Capital Portfolio++............     0.75%        0.25%       0.14%            --            1.14%         0.14%
  Legg Mason ClearBridge Variable
     Dividend Strategy
     Portfolio++++..................     0.65%          --        0.41%            --            1.06%         0.11%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II..........     0.75%        0.25%       0.10%            --            1.10%           --

                                                  DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE
                                                     AND/OR                                     ANNUAL        WAIVER
                                      MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT
---------------                       ----------  ------------  --------  ------------------  ---------  ---------------
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I++.........     0.75%          --        0.05%            --            0.80%           --
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I++++.......     0.75%          --        0.10%            --            0.85%           --
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I...........     0.65%          --        0.06%            --            0.71%           --
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio -- Class
     I++............................     0.75%          --        0.24%            --            0.99%         0.04%
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I++.........     0.75%          --        0.17%            --            0.92%           --
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable
     Adjustable Rate Income
     Portfolio++....................     0.55%        0.25%       0.56%            --            1.36%         0.36%
  Legg Mason Western Asset Variable
     Diversified Strategic Income
     Portfolio++....................     0.65%          --        0.30%            --            0.95%           --
  Legg Mason Western Asset Variable
     High Income Portfolio++........     0.60%          --        0.15%            --            0.75%           --
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E...........     0.59%        0.15%       0.06%            --            0.80%           --
  Clarion Global Real Estate
     Portfolio -- Class A...........     0.64%          --        0.09%            --            0.73%           --
  Dreman Small Cap Value
     Portfolio -- Class A...........     0.79%          --        0.10%            --            0.89%           --
  Harris Oakmark International
     Portfolio -- Class A...........     0.79%          --        0.05%            --            0.84%           --
  Invesco Small Cap Growth
     Portfolio -- Class A...........     0.86%          --        0.04%            --            0.90%           --
  Janus Forty Portfolio -- Class A..     0.64%          --        0.04%            --            0.68%           --
  Lazard Mid Cap Portfolio -- Class
     B..............................     0.70%        0.25%       0.04%            --            0.99%           --
  Lord Abbett Growth and Income
     Portfolio -- Class B...........     0.53%        0.25%       0.03%            --            0.81%           --
  Lord Abbett Mid Cap Value
     Portfolio -- Class B...........     0.68%        0.25%       0.08%            --            1.01%           --
  Met/Templeton Growth
     Portfolio -- Class B...........     0.69%        0.25%       0.18%            --            1.12%         0.07%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B...........     0.99%        0.25%       0.18%            --            1.42%           --
  MFS(R) Research International
     Portfolio -- Class B++.........     0.71%        0.25%       0.10%            --            1.06%           --
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...........     0.48%          --        0.05%            --            0.53%           --
  PIMCO Total Return
     Portfolio -- Class B...........     0.48%        0.25%       0.04%            --            0.77%           --
  Pioneer Fund Portfolio -- Class
     A..............................     0.66%          --        0.08%            --            0.74%           --
  Pioneer Strategic Income
     Portfolio -- Class A...........     0.60%          --        0.06%            --            0.66%           --
  Third Avenue Small Cap Value
     Portfolio -- Class B...........     0.74%        0.25%       0.04%            --            1.03%           --
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...........     0.73%        0.10%       0.06%            --            0.89%           --
  BlackRock Bond Income
     Portfolio -- Class E...........     0.38%        0.15%       0.05%            --            0.58%         0.03%
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A...........     0.73%          --        0.10%            --            0.83%         0.01%
  BlackRock Money Market
     Portfolio -- Class E...........     0.32%        0.15%       0.02%            --            0.49%         0.01%
  FI Value Leaders
     Portfolio -- Class D...........     0.67%        0.10%       0.10%            --            0.87%           --
  Jennison Growth Portfolio -- Class
     A++............................     0.62%          --        0.04%            --            0.66%         0.04%
  MetLife Aggressive Allocation
     Portfolio -- Class B...........     0.10%        0.25%       0.04%          0.74%           1.13%         0.04%
  MetLife Conservative Allocation
     Portfolio -- Class B...........     0.10%        0.25%       0.02%          0.58%           0.95%         0.02%
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B..............................     0.09%        0.25%       0.01%          0.63%           0.98%           --

                                                  DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE
                                                     AND/OR                                     ANNUAL        WAIVER
                                      MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT
---------------                       ----------  ------------  --------  ------------------  ---------  ---------------
  MetLife Moderate Allocation
     Portfolio -- Class B...........     0.07%        0.25%         --           0.67%           0.99%           --
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B..............................     0.07%        0.25%         --           0.71%           1.03%           --
  MetLife Stock Index
     Portfolio -- Class B...........     0.25%        0.25%       0.03%            --            0.53%         0.01%
  MFS(R) Total Return
     Portfolio -- Class F...........     0.54%        0.20%       0.06%            --            0.80%           --
  MFS(R) Value Portfolio -- Class
     A..............................     0.71%          --        0.03%            --            0.74%         0.08%
  Oppenheimer Global Equity
     Portfolio -- Class B...........     0.53%        0.25%       0.11%            --            0.89%           --
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++.........     0.60%        0.25%       0.07%            --            0.92%           --
                                       NET TOTAL
                                        ANNUAL
                                       OPERATING
UNDERLYING FUND                       EXPENSES**
---------------                       ----------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund...........................     0.82%
  American Funds Growth Fund........     0.60%
  American Funds Growth-Income
     Fund...........................     0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio -- Service
     Class..........................     0.77%
  Mid Cap Portfolio -- Service Class
     2..............................     0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST -- CLASS
  2
  Franklin Income Securities Fund...     0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++..............     1.06%(1)
  Templeton Foreign Securities
     Fund...........................     1.05%(1)
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio..............     0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I++.........     0.81%(2)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio -- Class
     I..............................     0.77%(2)
  Legg Mason ClearBridge Variable
     Capital Portfolio++............     1.00%(3)
  Legg Mason ClearBridge Variable
     Dividend Strategy
     Portfolio++++..................     0.95%(4)
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II..........     1.10%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I++.........     0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I++++.......     0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I...........     0.71%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio -- Class
     I++............................     0.95%(4)
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I++.........     0.92%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable
     Adjustable Rate Income
     Portfolio++....................     1.00%(3)
  Legg Mason Western Asset Variable
     Diversified Strategic Income
     Portfolio++....................     0.95%
  Legg Mason Western Asset Variable
     High Income Portfolio++........     0.75%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E...........     0.80%
  Clarion Global Real Estate
     Portfolio -- Class A...........     0.73%
  Dreman Small Cap Value
     Portfolio -- Class A...........     0.89%
  Harris Oakmark International
     Portfolio -- Class A...........     0.84%
  Invesco Small Cap Growth
     Portfolio -- Class A...........     0.90%
  Janus Forty Portfolio -- Class A..     0.68%
  Lazard Mid Cap Portfolio -- Class
     B..............................     0.99%
  Lord Abbett Growth and Income
     Portfolio -- Class B...........     0.81%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B...........     1.01%
  Met/Templeton Growth
     Portfolio -- Class B...........     1.05%(5)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B...........     1.42%
  MFS(R) Research International
     Portfolio -- Class B++.........     1.06%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...........     0.53%
  PIMCO Total Return
     Portfolio -- Class B...........     0.77%
  Pioneer Fund Portfolio -- Class
     A..............................     0.74%
  Pioneer Strategic Income
     Portfolio -- Class A...........     0.66%
  Third Avenue Small Cap Value
     Portfolio -- Class B...........     1.03%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...........     0.89%
  BlackRock Bond Income
     Portfolio -- Class E...........     0.55%(6)
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A...........     0.82%(7)
  BlackRock Money Market
     Portfolio -- Class E...........     0.48%(8)
  FI Value Leaders
     Portfolio -- Class D...........     0.87%
  Jennison Growth Portfolio -- Class
     A++............................     0.62%(9)
  MetLife Aggressive Allocation
     Portfolio -- Class B...........     1.09%(10)
  MetLife Conservative Allocation
     Portfolio -- Class B...........     0.93%(10)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B..............................     0.98%(11)
  MetLife Moderate Allocation
     Portfolio -- Class B...........     0.99%(11)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B..............................     1.03%(11)
  MetLife Stock Index
     Portfolio -- Class B...........     0.52%(12)
  MFS(R) Total Return
     Portfolio -- Class F...........     0.80%
  MFS(R) Value Portfolio -- Class
     A..............................     0.66%(13)
  Oppenheimer Global Equity
     Portfolio -- Class B...........     0.89%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++.........     0.92%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.
(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2)   Other Expenses have been restated to reflect current fees.
(3) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.
(4) Other Expenses have been restated to reflect current fees. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 fees) to 0.80%.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds. In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.11% and net annual operating expenses would have been 0.44%.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.
(11) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
                                                                         Subadviser: Franklin Templeton
                                                                         Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks capital appreciation           Legg Mason Partners Fund Advisor,
  Capital Portfolio++               through investment in securities     LLC
                                    which the portfolio managers         Subadviser: ClearBridge Advisors,
                                    believe have above-average           LLC
                                    capital appreciation potential.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks capital appreciation,          Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio++     principally through investments      LLC
                                    in dividend-paying stocks.           Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks to provide high current        Legg Mason Partners Fund Advisor,
  Adjustable Rate Income            income and to limit the degree of    LLC
  Portfolio                         fluctuation of its net asset         Subadviser: Western Asset
                                    value resulting from movements in    Management Company
                                    interest rates.
Legg Mason Western Asset Variable   Seeks high current income.           Legg Mason Partners Fund Advisor,
  Diversified Strategic Income                                           LLC
  Portfolio++                                                            Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
Legg Mason Western Asset Variable   Seeks high current income.           Legg Mason Partners Fund Advisor,
  High Income Portfolio             Secondarily, seeks capital           LLC
                                    appreciation.                        Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities, L.P.
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, L.L.C.
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Growth and Income       Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and income without excessive         Subadviser: Lord, Abbett & Co.
                                    fluctuation in market value.         LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments primarily in     Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks to provide maximum real        MetLife Advisers, LLC
  Portfolio -- Class A              return, consistent with              Subadviser: Pacific Investment
                                    preservation of capital and          Management Company LLC
                                    prudent investment management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Aggressive Allocation       Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation     Seeks high level of current          MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Diversified Strategic Income Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Met/Templeton Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                       CLASS B SUBACCOUNTS/
                                         UNDERLYING FUNDS
                    ----------------------------------------------------------
                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
                            TRUST
                            Franklin Income Securities Fund
                          LEGG MASON PARTNERS VARIABLE INCOME TRUST
                            Legg Mason Western Asset Variable
                               Adjustable Rate Income Portfolio
                            Legg Mason Western Asset Variable High
                               Income Portfolio
                          MET INVESTORS SERIES TRUST
                            Pioneer Strategic Income Portfolio
                            PIMCO Inflation Protected Bond Portfolio
                            PIMCO Total Return Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Bond Income Portfolio
                            BlackRock Money Market Portfolio


TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                                    APPENDIX

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable Rate    Legg Mason Western Asset Variable
     Income Portfolio                                Adjustable Rate Income Portfolio
  Legg Mason Partners Variable Diversified        Legg Mason Western Asset Variable
     Strategic Income Portfolio                      Diversified Strategic Income Portfolio
  Legg Mason Partners Variable High Income        Legg Mason Western Asset Variable High
     Portfolio                                       Income Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive         Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                                Growth Portfolio
  Legg Mason Partners Variable Appreciation       Legg Mason ClearBridge Variable
     Portfolio                                       Appreciation Portfolio
  Legg Mason Partners Variable Capital and        Legg Mason ClearBridge Variable Equity
     Income Portfolio                                Income Builder Portfolio
  Legg Mason Partners Variable Capital            Legg Mason ClearBridge Variable Capital
     Portfolio                                       Portfolio
  Legg Mason Partners Variable Dividend           Legg Mason ClearBridge Variable Dividend
     Strategy Portfolio                              Strategy Portfolio
  Legg Mason Partners Variable Fundamental        Legg Mason ClearBridge Variable Fundamental
     Value Portfolio                                 All Cap Value Portfolio
  Legg Mason Partners Variable International      Legg Mason Global Currents Variable
     All Cap Opportunity Portfolio                   International All Cap Opportunity
                                                     Portfolio
  Legg Mason Partners Variable Investors          Legg Mason ClearBridge Variable Large Cap
     Portfolio                                       Value Portfolio
  Legg Mason Partners Variable Large Cap          Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                                Growth Portfolio
  Legg Mason Partners Variable Mid Cap Core       Legg Mason ClearBridge Variable Mid Cap
     Portfolio                                       Core Portfolio
  Legg Mason Partners Variable Small Cap          Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                                Growth Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Van Kampen Mid Cap Growth Portfolio             Morgan Stanley Mid Cap Growth Portfolio
  Met/AIM Small Cap Growth Portfolio              Invesco Small Cap Growth Portfolio


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       MET INVESTORS SERIES TRUST
  Legg Mason Partners Variable Global Equity    Met/Templeton Growth Portfolio
     Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Money Market     BlackRock Money Market Portfolio
     Portfolio




                                       A-1